Angel Oak Core Impact Fund
Schedule of Investments
April 30, 2022 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 28.51%
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	$596,000	$545,179
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	473,124
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	454,986
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	330,585	312,810
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	445,011	401,942
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	899,619	803,462
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	926,611	824,132
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	375,202	333,965
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	1,003,000	996,523
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	893,000	881,789
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	242,000	228,151
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	400,000	387,302
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	1,500,000	1,459,181
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	443,461	394,143
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	72,094	71,989
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	300,000	300,357
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	500,000	484,513
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	1,000,000	984,893
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	199,005
TOTAL ASSET-BACKED SECURITIES (Cost ― $11,176,886)		$10,537,446

Commercial Mortgage-Backed Securities ― 5.83%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.954% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(b)	1,000,000	963,541
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 3.944% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(b)	300,000	288,953
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	433,084
X-Caliber Funding LLC, Series 2021-LBC, 5.000%, 10/15/2024 (a)	500,000	468,716
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $2,312,705)		$2,154,294

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 21.29%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.602% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	253,287	246,173
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	500,000	474,525
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A1, 1.132%, 11/25/2029	487,080	434,716
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	1,010,000	872,275
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	1,066,000	906,524
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A2, 1.878%, 1/25/2031	500,000	455,511
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	1,700,000	1,519,593
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.561%, 11/25/2030 (c)	1,500,000	1,268,617
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.292%, 1/25/2031 (c)	2,000,000	1,691,286
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $9,036,028)		$7,869,220

Corporate Obligations ― 24.33%
Basic Materials ― 2.05%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	750,000	760,358

Consumer, Cyclical ― 5.97%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	862,500
Ford Motor Co., 3.250%, 2/12/2032	300,000	244,240
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	416,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	750,000	683,119
		2,206,234
Consumer, Non-cyclical ― 1.18%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	500,000	435,820

Energy ― 5.74%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	625,000	615,234
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	1,000,000	1,060,200
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	227,258
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	217,885
		2,120,577
Financial ― 7.58%
Amalgamated Financial Corp., 3.250% (SOFR + 2.300%), 11/15/2031 (b)	400,000	376,972
Congressional Bancshares, Inc., 4.000% (SOFR + 2.890%), 1/1/2032 (a)(b)	500,000	490,583
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	250,000	229,919
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	500,000	465,690
OneMain Finance Corp., 3.500%, 1/15/2027	300,000	263,965
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (b)	250,000	237,724
Renasant Corp., 3.000% (SOFR + 1.910%), 12/1/2031 (b)	300,000	280,418
Starwood Property Trust, Inc., 3.625%, 7/15/2026 (a)	500,000	456,800
		2,802,071
Industrial ― 1.81%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	250,000	227,776
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	442,125
		669,901
TOTAL CORPORATE OBLIGATIONS (Cost ― $9,787,558)		$8,994,961

Residential Mortgage-Backed Securities ― 9.97%
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(c)	100,000	85,440
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(c)	139,000	115,957
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	349,593	332,725
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	208,565	207,418
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(c)	500,000	455,681
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(c)	500,000	477,644
Oaktown Re Ltd., Series 2018-1A, Class M1, 2.218% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)	330,485	315,398
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(c)	1,000,000	963,143
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(c)	195,585	195,149
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	537,861
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $3,872,282)		$3,686,416

Residential Mortgage-Backed Securities - U.S. Government Agency ― 4.96%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	450,082	422,793
Government National Mortgage Assocation, 2.500%, 4/20/2051	278,389	259,172
Government National Mortgage Association, 2.000%, 5/20/2036	260,608	243,534
Government National Mortgage Association, 2.500%, 2/20/2051	252,291	235,506
Government National Mortgage Association, 2.500%, 4/20/2051	276,887	258,812
Government National Mortgage Association, 2.500%, 4/20/2051	273,516	255,319
Government National Mortgage Association, 2.500%, 4/20/2051	168,771	156,909
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $2,027,211)		$1,832,045

Short-Term Investments ― 5.33%	Shares
Money Market Funds ― 5.33%
First American Government Obligations Fund, Class U, 0.237% (d)	1,969,066	1,969,066
TOTAL SHORT-TERM INVESTMENTS (Cost ― $1,969,066)		$1,969,066
TOTAL INVESTMENTS ― 100.22% (Cost ― $40,181,736)		$37,043,448
Liabilities in Excess of Other Assets ― (0.22%)		(81,299)
NET ASSETS ― 100.00%		$36,962,149

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted.
At April 30, 2022, the value of these securities amounted to $22,471,406 or 60.80% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2022.
(d)	Rate disclosed is the seven day yield as of April 30, 2022.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$10,537,446	$-	$10,537,446
Commercial Mortgage-Backed Securities	-	2,154,294	-	2,154,294
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	7,869,220	-	7,869,220
Corporate Obligations	-	8,994,961	-	8,994,961
Residential Mortgage-Backed Securities	-	3,686,416	-	3,686,416
Residential Mortgage-Backed Securities - U.S. Government Agency	-	1,832,045	-	1,832,045
Short-Term Investments	1,969,066	-	-	1,969,066
Total	$1,969,066	$35,074,382	$-	$37,043,448

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund recognized $490,583 of transfers from Level 3 to Level 2 due to an increase in relevant market activity.  See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Corporate Obligations	$500,000	$-	$-	$(9,417)	$-	$-	$-	$(490,583)	$-